PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2017
Personnel Expenses
NOTE 24 - PERSONNEL EXPENSES

A detailed analysis of personnel related expenses for the years ended December 31, 2017, 2016 and 2015 is provided below:

In Thousands of US Dollars
Description	2017	2016	2015
Salaries	$305	$277	$486
Employer contributions	31	30	33
Short-term employee benefits	18	18	16
Stock-based compensation	6,072	9,071	15,771
Total	$6,426	$9,397	$16,306